UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD

BOND PORTFOLIO

FORM N-Q

MAY 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 77.1%
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.2%
70,000		Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$47,600
		Visteon Corp., Senior Notes:
97,000		8.250% due 8/1/10 (c)	5,335
243,000		12.250% due 12/31/16 (a)(c)	13,365

		Total Auto Components	66,300

Automobiles - 0.6%
144,000	EUR	Bombardier Inc., 7.250% due 11/15/16 (a)	177,880
		General Motors Corp.:
280,000		Notes, 7.200% due 1/15/11 (c)	25,900
410,000		Senior Debentures, 8.375% due 7/15/33 (c)	38,950

		Total Automobiles	242,730

Diversified Consumer Services - 0.5%
230,000		Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	225,400

Hotels, Restaurants & Leisure - 3.3%
100,000		Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	101,500
170,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	153,850
20,000		Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	18,850
50,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	48,500
90,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	49,050
295,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	237,475
		Harrah’s Operating Co. Inc.:
60,000		Senior Notes, 10.750% due 2/1/16	32,700
14,000		Senior Secured Notes, 10.000% due 12/15/18 (a)	9,415
150,000		Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	146,250
120,000		Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	88,200
275,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	66,000
		MGM MIRAGE Inc.:
10,000		Senior Notes, 8.500% due 9/15/10	9,450
		Senior Secured Notes:
10,000		10.375% due 5/15/14 (a)	10,350
25,000		11.125% due 11/15/17 (a)	26,313
230,000		Senior Subordinated Notes, 8.375% due 2/1/11	193,200
95,000		Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.375% due 7/15/09	92,862
60,000		Snoqualmie Entertainment Authority, Senior Secured Notes, 9.125% due 2/1/15 (a)	32,400
		Station Casinos Inc.:
160,000		Senior Notes, 6.000% due 4/1/12 (d)	58,400
200,000		Senior Subordinated Notes, 6.500% due 2/1/14 (d)	7,000

		Total Hotels, Restaurants & Leisure	1,381,765

Household Durables - 1.5%
		K Hovnanian Enterprises Inc., Senior Notes:
130,000		11.500% due 5/1/13	111,475
60,000		8.625% due 1/15/17	24,600
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	186,225
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	300,900

		Total Household Durables	623,200

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Leisure Equipment & Products - 0.7%
105,000	EUR	Carlson Wagonlit BV, Senior Notes, 7.115% due 5/1/15 (a)(e)	$70,411
105,000	EUR	Cirsa Capital Luxembourg, 7.875% due 7/15/12 (a)	122,293
75,000		WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	75,281

		Total Leisure Equipment & Products	267,985

Media - 4.7%
		Affinion Group Inc.:
145,000		Senior Notes, 10.125% due 10/15/13	137,025
260,000		Senior Subordinated Notes, 11.500% due 10/15/15	225,550
115,000		AMC Entertainment Inc., Senior Notes, 8.750% due 6/1/19 (a)	111,263
		CCH I LLC/CCH I Capital Corp.:
40,000		Senior Notes, 11.000% due 10/1/15 (c)(d)	4,400
269,000		Senior Secured Notes, 11.000% due 10/1/15 (c)(d)	32,280
182,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c)(d)	180,180
75,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)(e)(f)	750
85,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(d)	850
375,000		Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(c)(d)	388,125
8,000		CMP Susquehanna Corp., 4.774% due 5/15/14 (a)(e)(f)	3,400
160,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	162,000
135,000		DISH DBS Corp., Senior Notes, 7.750% due 5/31/15	128,250
250,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	6,875
150,000	EUR	Kabel Deutschland GmbH, Senior Notes, 10.750% due 7/1/14	218,115
123,423		Media Nusantara Citra BV, Senior Secured Notes, 10.750% due 9/12/11	82,292
35,000		Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	31,150
		UPC Holding BV, Senior Notes:
140,000	EUR	7.750% due 1/15/14 (a)	181,833
50,000		9.875% due 4/15/18 (a)	48,500

		Total Media	1,942,838

Multiline Retail - 1.2%
		Dollar General Corp.:
70,000		Senior Notes, 10.625% due 7/15/15	74,375
40,000		Senior Subordinated Notes, 11.875% due 7/15/17 (b)	42,400
50,000	EUR	Edcon Holdings Proprietary Ltd., 7.150% due 6/15/15 (a)(e)	27,529
		Neiman Marcus Group Inc.:
215,119		Senior Notes, 9.000% due 10/15/15 (b)	116,164
55,000		Senior Secured Notes, 7.125% due 6/1/28	29,150
200,000		Parkson Retail Group Ltd., Senior Bonds, 7.875% due 11/14/11	199,326

		Total Multiline Retail	488,944

Specialty Retail - 0.3%
130,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	66,950
72,000	EUR	Edcon Holdings Proprietary Ltd., 7.150% due 6/15/15 (a)(e)	39,642
370,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (c)(d)(f)	0
50,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	36,250

		Total Specialty Retail	142,842

Textiles, Apparel & Luxury Goods - 0.2%
80,000		Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	71,600

		TOTAL CONSUMER DISCRETIONARY	5,453,604

CONSUMER STAPLES - 2.0%
Food Products - 1.0%
100,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11 (a)	89,624

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Food Products - 1.0% (continued)
340,000		Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	$334,050

		Total Food Products	423,674

Household Products - 0.2%
90,000		American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	76,050

Tobacco - 0.8%
		Alliance One International Inc., Senior Notes:
230,000		8.500% due 5/15/12	215,050
90,000		11.000% due 5/15/12	91,125

		Total Tobacco	306,175

		TOTAL CONSUMER STAPLES	805,899

ENERGY - 8.6%
Energy Equipment & Services - 0.3%
40,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	32,600
110,000		Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	97,350

		Total Energy Equipment & Services	129,950

Oil, Gas & Consumable Fuels - 8.3%
400,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	318,000
90,000		Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	88,763
		Chesapeake Energy Corp., Senior Notes:
90,000		6.375% due 6/15/15	77,625
425,000		7.250% due 12/15/18	357,000
100,919	EUR	Corral Finans AB, 2.935% due 4/15/10 (a)(b)(e)	76,935
152,665		Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 2.631% due 4/15/10 (a)(b)(e)	66,409
250,000		Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (c)(d)(f)	0
		El Paso Corp.:
225,000		Notes, 7.875% due 6/15/12	221,646
95,000		Senior Notes, 8.250% due 2/15/16	94,763
20,000		Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	19,500
		Enterprise Products Operating LLP:
60,000		Junior Subordinated Notes, 8.375% due 8/1/66 (e)	45,656
165,000		Subordinated Notes, 7.034% due 1/15/68 (e)	115,667
220,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	198,000
140,000		Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	135,800
280,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	194,600
100,000		KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	93,738
130,000		LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)	108,550
80,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	66,800
		OPTI Canada Inc., Senior Secured Notes:
100,000		7.875% due 12/15/14	68,000
20,000		8.250% due 12/15/14	13,900
95,000		Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	66,025
75,000		Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	72,750
		Petrohawk Energy Corp., Senior Notes:
80,000		9.125% due 7/15/13	79,000
20,000		7.875% due 6/1/15	18,650
70,000		Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	70,175
80,000		Quicksilver Resources Inc., Senior Notes, 8.250% due 8/1/15	67,200
		SandRidge Energy Inc., Senior Notes:
175,000		8.625% due 4/1/15 (b)	150,062
165,000		8.000% due 6/1/18 (a)	140,250
500,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	35,000
25,000		Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	14,688

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Oil, Gas & Consumable Fuels - 8.3% (continued)
20,000		Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	$16,700
155,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	153,837
30,000		Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16 (a)	30,675
105,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	5,250
160,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	150,000

		Total Oil, Gas & Consumable Fuels	3,431,614

		TOTAL ENERGY	3,561,564

FINANCIALS - 13.5%
Capital Markets - 0.4%
150,000		Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)	155,062

Commercial Banks - 3.1%
230,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	151,800
250,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	147,500
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(e)	98,212
120,000		Rabobank Nederland NV, Notes, 11.000% due 6/30/19 (a)(e)(g)	120,000
		RSHB Capital, Loan Participation Notes:
		Secured Notes:
10,000		7.175% due 5/16/13 (a)	9,564
240,000		7.125% due 1/14/14 (a)	229,299
100,000		7.125% due 1/14/14 (a)	94,770
100,000		Senior Notes, 6.299% due 5/15/17 (a)	87,500
106,000		Senior Secured Notes, 6.299% due 5/15/17 (a)	91,690
		TuranAlem Finance BV:
		Bonds:
280,000		8.250% due 1/22/37 (a)	65,800
105,000		8.250% due 1/22/37 (a)	22,050
50,000	GBP	Medium-Term Notes, 7.125% due 12/21/09	18,164
120,000		Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (e)(g)	93,672
35,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(g)	32,578

		Total Commercial Banks	1,262,599

Consumer Finance - 4.3%
		FMG Finance Pty Ltd.:
60,000	EUR	Senior Secured Bonds, 9.750% due 9/1/13 (a)	71,576
220,000		Senior Secured Notes, 10.625% due 9/1/16 (a)	196,350
		Ford Motor Credit Co., Senior Notes:
69,000		6.570% due 6/15/11 (e)	58,391
70,000		3.889% due 1/13/12 (e)	55,388
705,000		12.000% due 5/15/15	648,858
140,000	EUR	GMAC International Finance BV, Euro Medium-Term Notes, 5.750% due 5/21/10	182,822
		GMAC LLC:
		Senior Notes:
280,000		6.500% due 10/15/09 (a)	277,225
335,000		8.000% due 11/1/31 (a)	251,796
13,000		Subordinated Notes, 8.000% due 12/31/18 (a)	9,439
35,000		SLM Corp., Senior Notes, 1.252% due 7/26/10 (e)	30,810

		Total Consumer Finance	1,782,655

Diversified Financial Services - 5.0%
100,000		AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	61,500
20,000		Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (e)(g)	15,673
		CIT Group Inc., Senior Notes:
35,000		4.125% due 11/3/09	33,751
100,000		1.451% due 3/12/10 (e)	90,036

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Diversified Financial Services - 5.0% (continued)
		Fresenius U.S. Finance II Inc., Senior Notes:
17,000	EUR	8.750% due 7/15/15 (a)	$25,620
100,000		9.000% due 7/15/15 (a)	104,000
330,000		Galaxy Entertainment Finance Co. Ltd., Senior Notes, 7.323% due 12/15/10 (a)(e)	295,350
50,000	EUR	General Electric Capital Corp., Subordinated Bonds, 5.500% due 9/15/67 (a)(e)	41,647
220,000	EUR	Hellas II, Subordinated Notes, 7.435% due 1/15/15 (a)(e)	60,564
73,000	EUR	Hollandwide Parent BV, zero coupon bond to yield 0.000% due 8/1/14 (a)	1,031
125,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(g)	104,655
100,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	89,250
525,000		Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	564,042
		TNK-BP Finance SA, Senior Notes:
130,000		7.500% due 7/18/16 (a)	110,825
110,000		7.500% due 7/18/16 (a)	91,850
100,000		7.875% due 3/13/18 (a)	83,000
300,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	295,500

		Total Diversified Financial Services	2,068,294

Insurance - 0.2%
200,000		American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(e)	46,256
70,000		Metlife Capital Trust IV, 7.875% due 12/15/37 (a)	54,730

		Total Insurance	100,986

Real Estate Management & Development - 0.4%
156,000		Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(d)(f)	58,500
26,667	EUR	Korreden SA, Bonds, 11.000% due 8/1/14 (a)(e)	12,235
		Realogy Corp.:
150,000		Senior Notes, 10.500% due 4/15/14	55,875
145,000		Senior Subordinated Notes, 12.375% due 4/15/15	36,975
9,330		Senior Toggle Notes, 11.000% due 4/15/14 (b)	2,239

		Total Real Estate Management & Development	165,824

Thrifts & Mortgage Finance - 0.1%
50,000		Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27 (f)	40,500

		TOTAL FINANCIALS	5,575,920

HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 0.4%
170,000		Biomet Inc., Senior Notes, 10.375% due 10/15/17 (b)	162,350

Health Care Providers & Services - 4.7%
30,000		Apria Healthcare Group Inc., Senior Secured Notes, 11.250% due 11/1/14 (a)	29,325
90,000		Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	89,438
200,000		CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	145,000
220,000		DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	207,900
525,000		HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (b)	504,000
250,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	245,625
		Tenet Healthcare Corp., Senior Notes:
320,000		9.875% due 7/1/14	321,600
40,000		9.000% due 5/1/15 (a)	41,000
65,000		10.000% due 5/1/18 (a)	68,250
428,000		US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (b)(e)	293,180

		Total Health Care Providers & Services	1,945,318

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Life Sciences Tools & Services - 0.7%
230,000	EUR	Millipore Corp., 5.875% due 6/30/16 (a)	$295,479

Pharmaceuticals - 0.0%
405,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	2,025

		TOTAL HEALTH CARE	2,405,172

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.5%
		Hawker Beechcraft Acquisition Co.:
		Senior Notes:
90,000		8.500% due 4/1/15	38,250
535,000		8.875% due 4/1/15 (b)	168,525
10,000		Senior Subordinated Notes, 9.750% due 4/1/17	3,150
6,632		Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (c)(d)(e)(f)	0

		Total Aerospace & Defense	209,925

Air Freight & Logistics - 0.2%
100,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17 (a)	99,750

Airlines - 0.5%
480,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	213,600

Building Products - 1.4%
		Associated Materials Inc.:
230,000		Senior Discount Notes, 11.250% due 3/1/14	74,750
135,000		Senior Subordinated Notes, 9.750% due 4/15/12	114,750
		GTL Trade Finance Inc.:
120,000		7.250% due 10/20/17 (a)	115,800
130,000		Senior Notes, 7.250% due 10/20/17 (a)	125,450
170,000		Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	110,925
220,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.826% due 3/1/14	22,825

		Total Building Products	564,500

Commercial Services & Supplies - 1.4%
285,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	277,163
180,000		Rental Services Corp., Senior Notes, 9.500% due 12/1/14	141,300
		US Investigations Services Inc., Senior Subordinated Notes:
125,000		10.500% due 11/1/15 (a)	102,500
50,000		11.750% due 5/1/16 (a)	37,750

		Total Commercial Services & Supplies	558,713

Construction & Engineering - 0.2%
100,000		Odebrecht Finance Ltd., Senior Notes, 7.500% due 10/18/17 (a)	99,500

Electrical Equipment - 0.1%
60,000		Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	27,900

Machinery - 0.2%
		Terex Corp.:
45,000		Senior Notes, 10.875% due 6/1/16	44,072
		Senior Subordinated Notes:
5,000		7.375% due 1/15/14	4,612
35,000		8.000% due 11/15/17	28,525

		Total Machinery	77,209

Road & Rail - 1.5%
210,000		Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	183,750
		Kansas City Southern de Mexico, Senior Notes:
235,000		9.375% due 5/1/12	212,087

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Road & Rail - 1.5% (continued)
120,000		7.625% due 12/1/13	$99,000
80,000		12.500% due 4/1/16 (a)	75,600
40,000		Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	42,200

		Total Road & Rail	612,637

Trading Companies & Distributors - 0.7%
185,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	146,150
425,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	150,875

		Total Trading Companies & Distributors	297,025

Transportation Infrastructure - 0.4%
		Swift Transportation Co., Senior Secured Notes:
20,000		8.633% due 5/15/15 (a)(e)	8,700
340,000		12.500% due 5/15/17 (a)	158,100

		Total Transportation Infrastructure	166,800

		TOTAL INDUSTRIALS	2,927,559

INFORMATION TECHNOLOGY - 1.0%
IT Services - 0.6%
		Ceridian Corp., Senior Notes:
10,000		11.250% due 11/15/15	7,863
100,000		12.250% due 11/15/15 (b)	67,500
170,000		First Data Corp., Senior Notes, 9.875% due 9/24/15	116,450
90,000		SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	82,125

		Total IT Services	273,938

Semiconductors & Semiconductor Equipment - 0.2%
		Freescale Semiconductor Inc.:
		Senior Notes:
65,000		8.875% due 12/15/14	29,575
60,000		9.125% due 12/15/14 (b)	16,800
90,000		Senior Subordinated Notes, 10.125% due 12/15/16	24,300

		Total Semiconductors & Semiconductor Equipment	70,675

Software - 0.2%
120,000		Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	88,500

		TOTAL INFORMATION TECHNOLOGY	433,113

MATERIALS - 10.4%
Chemicals - 0.3%
100,000		Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	101,750
250,000		Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (d)	25,625

		Total Chemicals	127,375

Containers & Packaging - 1.5%
91,000	EUR	Ardagh Glass Finance PLC, Senior Bonds, 7.125% due 6/15/17 (a)	95,710
59,000	EUR	Ardagh Glass Group PLC, Senior Notes, 10.750% due 3/1/15 (b)	32,484
130,000		Berry Plastics Holding Corp., Second Priority Senior Secured Notes, 8.875% due 9/15/14	104,000
45,000		BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	45,169
50,000	EUR	Clondalkin Industries BV, 8.000% due 3/15/14 (a)	31,411
		Graham Packaging Co. Inc.:
10,000		Senior Notes, 8.500% due 10/15/12	9,650
20,000		Senior Subordinated Notes, 9.875% due 10/15/14	17,900
50,000	EUR	Impress Holdings BV, Senior Subordinated Notes, 9.250% due 9/15/14 (a)	64,941
275,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
240,000		Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	193,200

		Total Containers & Packaging	594,465

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Metals & Mining - 5.3%
350,000		CII Carbon LLC, 11.125% due 11/15/15 (a)	$243,250
360,000		Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	290,970
120,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	90,900
331,201		Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(e)	177,192
240,000		Novelis Inc., Senior Notes, 7.250% due 2/15/15	159,000
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11 (a)	324,777
275,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	187,000
		Teck Resources Ltd., Senior Secured Notes:
70,000		9.750% due 5/15/14 (a)	69,717
40,000		10.250% due 5/15/16 (a)	40,550
75,000		10.750% due 5/15/19 (a)	77,274
360,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	326,326
210,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	204,750

		Total Metals & Mining	2,191,706

Paper & Forest Products - 3.3%
345,000		Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	319,125
		Appleton Papers Inc.:
170,000		Senior Notes, 8.125% due 6/15/11 (d)	111,350
120,000		Senior Subordinated Notes, 9.750% due 6/15/14 (d)	41,400
170,000		Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	168,300
161,000	EUR	Lecta SA, Senior Secured Notes, 3.906% due 2/15/14 (a)(e)	123,874
		NewPage Corp., Senior Secured Notes:
360,000		7.278% due 5/1/12 (e)	176,400
45,000		10.000% due 5/1/12	25,425
275,260		Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(e)	30,279
100,000		Sino-Forest Corp., Senior Notes, 9.125% due 8/17/11 (a)	100,500
300,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	186,000
95,000		Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a)(f)	87,369

		Total Paper & Forest Products	1,370,022

		TOTAL MATERIALS	4,283,568

TELECOMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 5.7%
240,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	180,600
135,000		CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17 (a)	133,650
90,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	563
100,000		Indosat Finance Co. BV, Senior Bonds, 7.125% due 6/22/12 (a)	98,455
75,000		Inmarsat Finance II PLC, Senior Notes, 10.375% due 11/15/12	77,813
10,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	10,300
170,000		Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.550% due 2/1/15 (a)	154,275
		Intelsat Jackson Holdings Ltd., Senior Notes:
290,000		9.500% due 6/15/16 (a)	290,000
250,000		11.500% due 6/15/16 (a)	247,500
		Level 3 Financing Inc., Senior Notes:
150,000		12.250% due 3/15/13	138,000
240,000		9.250% due 11/1/14	188,700
220,000	EUR	Nordic Telephone Co. Holdings, Senior Notes, 8.250% due 5/1/16 (a)	304,373
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	86,580
100,000		Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (a)	91,986
		Virgin Media Finance PLC, Senior Notes:
105,000		9.125% due 8/15/16	101,850
125,000		9.500% due 8/15/16	119,467

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†	SECURITY	VALUE
Diversified Telecommunication Services - 5.7% (continued)
155,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	$153,062

	Total Diversified Telecommunication Services	2,377,174

Wireless Telecommunication Services - 3.9%
110,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	131,155
105,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	101,981
250,000	iPCS Inc., Senior Secured Notes, 3.153% due 5/1/13 (e)	208,125
120,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	121,050
	Sprint Capital Corp., Senior Notes:
160,000	7.625% due 1/30/11	158,800
245,000	8.375% due 3/15/12	242,550
35,000	6.875% due 11/15/28	24,675
350,000	8.750% due 3/15/32	278,250
450,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	326,250

	Total Wireless Telecommunication Services	1,592,836

	TOTAL TELECOMMUNICATION SERVICES	3,970,010

UTILITIES - 5.9%
Electric Utilities - 0.5%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	103,000
200,688	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16 (b)	81,278

	Total Electric Utilities	184,278

Gas Utilities - 0.5%
230,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	217,350

Independent Power Producers & Energy Traders - 4.9%
	AES Corp., Senior Notes:
265,000	9.750% due 4/15/16 (a)	267,650
155,000	8.000% due 6/1/20	137,175
105,000	Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/1/16 (a)	100,406
	Dynegy Holdings Inc., Senior Notes:
150,000	7.500% due 6/1/15	121,500
225,000	7.750% due 6/1/19	164,812
	Edison Mission Energy, Senior Notes:
130,000	7.200% due 5/15/19	88,563
190,000	7.625% due 5/15/27	117,088
1,425,700	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	752,057
97,429	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	96,455
50,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	48,125
80,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	75,400
60,000	Reliant Energy Inc., Senior Notes, 7.875% due 6/15/17	50,700

	Total Independent Power Producers & Energy Traders	2,019,931

	TOTAL UTILITIES	2,421,559

	TOTAL CORPORATE BONDS & NOTES (Cost - $39,844,062)	31,837,968

ASSET-BACKED SECURITIES - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
370,387	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/12 (c)(d)(f)	0
150,907	Business Loan Express, 1.294% due 5/15/29 (a)(e)	57,064

	TOTAL ASSET-BACKED SECURITIES (Cost - $506,363)	57,064

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
COLLATERALIZED SENIOR LOANS - 3.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.4%
241,116		Allison Transmission Inc., Term Loan B, 4.640% due 8/7/14 (e)	$187,544

ENERGY - 0.5%
Energy Equipment & Services - 0.3%
177,374		Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	126,823

Oil, Gas & Consumable Fuels - 0.2%
		Ashmore Energy International:
13,923		Synthetic Revolving Credit Facility, 3.313% due 3/30/14 (e)	10,511
98,132		Term Loan, 4.220% due 3/30/14 (e)	74,090

		Total Oil, Gas & Consumable Fuels	84,601

		TOTAL ENERGY	211,424

HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
598,577		IASIS Healthcare LLC, Term Loan, 6.434% due 6/15/14 (e)	442,947

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
648,084		Wind Acquisition Finance SA, Term Loan, 11.753% due 12/21/11 (e)	561,889

		TOTAL COLLATERALIZED SENIOR LOANS (Cost - $1,763,760)	1,403,804

CONVERTIBLE BONDS & NOTES - 0.8%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
275,000		Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	214,156

INDUSTRIALS - 0.2%
Marine - 0.2%
130,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	80,113

MATERIALS - 0.1%
20,000		Allegheny Technologies Inc., Senior Notes, 4.250% due 6/1/14	21,800

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $279,174)	316,069

SOVEREIGN BONDS - 4.6%
Argentina - 0.8%
		Republic of Argentina:
150,000		7.000% due 4/17/17	63,533
578,000		Bonds, 7.000% due 9/12/13	252,442

		Total Argentina	315,975

Brazil - 2.4%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	510
1,688,000	BRL	10.000% due 7/1/10	862,430
239,000	BRL	10.000% due 1/1/12	119,242

		Total Brazil	982,182

Colombia - 0.3%
100,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	106,500

Indonesia - 0.5%
		Republic of Indonesia:
924,000,000	IDR	10.250% due 7/15/22	86,004
280,000,000	IDR	11.000% due 9/15/25	26,719
614,000,000	IDR	10.250% due 7/15/27	54,834

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Indonesia - 0.5% (continued)
699,000,000	IDR	Bonds, 9.750% due 5/15/37	$57,968

		Total Indonesia	225,525

Russia - 0.1%
52,800		Russian Federation, 7.500% due 3/31/30 (a)	53,196

Venezuela - 0.5%
411,000		Bolivarian Republic of Venezuela, 5.750% due 2/26/16 (a)	229,132

		TOTAL SOVEREIGN BONDS (Cost - $2,438,582)	1,912,510

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
440		Buffets Restaurant Holdings (f)*	0

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,055		Axiohm Transaction Solutions Inc. (d)(f)*	0

		TOTAL COMMON STOCKS (Cost - $228,369)	0

CONVERTIBLE PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
220		Bank of America Corp. (Cost - $220,475)	167,200

ESCROWED SHARES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
375,000		Pillowtex Corp., 9.000% due 12/15/49 (d)(f)* (Cost - $0)	0

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
1,866		CMP Susquehanna Radio Holdings Corp., 0.000% (a)(e)(f)*	793

FINANCIALS - 0.1%
Consumer Finance - 0.1%
81		Preferred Blocker Inc. (a)	34,169

		TOTAL PREFERRED STOCKS (Cost - $25,201)	34,962

WARRANTS
WARRANTS - 0.0%
194		Buffets Restaurant Holdings, Expires 4/28/14(f)*	0
2,132		CNB Capital Trust, Expires 3/23/19(a)(f)*	58
200		Leap Wireless International Inc., Expires 4/15/10(a)(d)(f)*	0

		TOTAL WARRANTS (Cost - $58)	58

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $45,306,044)	35,729,635

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 13.3%
U.S. Government Obligation - 4.4%
$1,800,000	U.S. Treasury Bills, 0.267% due 11/12/09 (h) (Cost - $1,797,815)	$1,798,033

Repurchase Agreement - 8.9%
3,687,000	Morgan Stanley tri-party repurchase agreement dated 5/29/09, 0.110% due 6/1/09; Proceeds at maturity - $3,687,034; (Fully collateralized by U.S. government agency obligation, 5.000% due 6/11/09; Market value - $3,848,474) (Cost - $3,687,000)	3,687,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,484,815)	5,485,033

	TOTAL INVESTMENTS - 99.8% (Cost - $50,790,859#)	41,214,668
	Other Assets in Excess of Liabilities - 0.2%	98,943

	TOTAL NET ASSETS - 100.0%	$41,313,611

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
GMAC	— General Motors Acceptance Corp.
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	May 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in securities	$41,214,668	$167,200	$40,856,847	$190,621
Other financial instruments*	(163,627)	—	(163,627)	—

Total	$41,051,041	$167,200	$40,693,220	$190,621

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

	Investments in Securities
Balance as of February 28, 2009	$111,158
Accrued Premiums/Discounts	3,803
Realized gain (loss)	(725,410	)(1)
Change in unrealized appreciation (depreciation)	499,498	(2)
Net purchases (sales)	365,105
Transfers in and/or out of Level 3	(63,533)

Balance as of May 31, 2009	$190,621

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(1,507,273	)(2)

(1)	This amount is included in net realized gain (loss) from investment.
(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with its objective to maximize total return, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

Notes to Schedule of Investments (unaudited) (continued)

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,801,852
Gross unrealized depreciation	(11,378,043)

Net unrealized depreciation	$(9,576,191)

At May 31, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
British Pound	290,000	$468,093	8/19/2009	$47,524
Euro	164,404	231,953	8/19/2009	18,158

				65,682

Contracts to Sell:
British Pound	463,911	748,806	8/19/2009	$(74,149)
Euro	1,405,235	1,982,597	8/19/2009	(155,160)

				(229,309)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(163,627)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 31, 2009.

	Forward Foreign Currency Contracts		Total
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	—	—	—
Foreign Exchange Contracts	$65,682	$(229,309)	$(163,627)
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	—	—	—

Total	$65,682	$(229,309)	$(163,627)

4. Recent Accounting Pronouncement

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	July 24, 2009